UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 12-31-2006

Check here if Amendment: [  ]; Amendment Number:

This Amendment:     [  ] is a restatement
                    [  ] adds new holdings entries

Institutional Investment Manager filing this report:

Name:          Boston Research and Management, Inc.

Address:       40 Beach Street, Suite 200
               Manchester, MA 01944

13F File Number: 28-10522

The institutional investment manager filing this report and the report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report:   Daniel Larsen
Title:                        Portfolio Manager
Phone:                        978-526-9700

Signature,               Place,              Date of Signing
Daniel Larsen            Manchester, MA      1/10/2007

Report Type (Check one only):

[ X ]     13F HOLDINGS REPORT.
[   ]     13F NOTICE.
[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 116
Form 13F Information Table Value Total: $167,832,583

List of Other Included Managers:


No. 13F File Number


FORM 13F INFORMATION TABLE


                                    Title                                        Shares/Put/Invstmt Other   Voting Authority
Name of Issuer                      of Class  CUSIP       Market Value  Shares   PRN    CallDiscret.ManagersSole     Share   None

3M Co                               Common    88579Y101   $3,497,420    44,878   SH         Sole                             44,878
Abbott Laboratories                 Common    002824100   $395,282      8,115    SH         Sole                             8,115
Alltel Corporation                  Common    020039103   $1,198,965    19,824   SH         Sole                             19,824
Ambac Financial Group Inc           Common    023139108   $2,658,864    29,851   SH         Sole                             29,851
American Express Co                 Common    025816109   $341,572      5,630    SH         Sole                             5,630
American International Group, Inc.  Common    026874107   $833,979      11,638   SH         Sole                             11,638
Ameriprise Financial, Inc.          Common    03076c106   $441,232      8,096    SH         Sole                             8,096
AMEX Energy Sector SPDR             Common    81369y506   $2,341,741    39,941   SH         Sole                             39,941
Amgen Inc.                          Common    031162100   $385,063      5,637    SH         Sole                             5,637
Anheuser-Busch Companies, Inc.      Common    035229103   $3,271,196    66,487   SH         Sole                             66,487
AT&T Corp                           Common    00206r102   $321,416      8,990    SH         Sole                             8,990
Automatic Data Processing, Inc.     Common    053015103   $2,047,273    41,569   SH         Sole                             41,569
Bank of America Corporation         Common    060505104   $641,105      12,007   SH         Sole                             12,007
Bellsouth Corporation               Common    079860102   $528,672      11,222   SH         Sole                             11,222
Bemis Inc Com                       Common    081437105   $241,428      7,105    SH         Sole                             7,105
Berkshire Hathaway Inc. Class A     Common    084670108   $2,199,800    20       SH         Sole                             20
Berkshire Hathaway Inc. Class B     Common    084670207   $1,726,686    471      SH         Sole                             471
Best Buy Co., Inc.                  Common    086516101   $3,947,526    80,250   SH         Sole                             80,250
Boston Properties, Inc.             Common    101121101   $1,016,430    9,085    SH         Sole                             9,085
BP p.l.c. ADR                       Common    055622104   $551,562      8,220    SH         Sole                             8,220
Bristol-Myers Squibb Company        Common    110122108   $275,412      10,464   SH         Sole                             10,464
Canadian Natural Resources Ltd.     Common    136385101   $614,807      11,550   SH         Sole                             11,550
Caremark Rx, Inc                    Common    141705103   $3,035,200    53,146   SH         Sole                             53,146
Caterpillar                         Common    149123101   $206,375      3,365    SH         Sole                             3,365
Chevron Corp                        Common    166764100   $1,738,690    23,646   SH         Sole                             23,646
Cintas Corporation                  Common    172908105   $240,603      6,059    SH         Sole                             6,059
Cisco Systems, Inc.                 Common    17275r102   $853,516      31,230   SH         Sole                             31,230
Citigroup Inc.                      Common    172967101   $5,177,135    92,946   SH         Sole                             92,946
Clorox Company                      Common    189054109   $2,518,529    39,260   SH         Sole                             39,260
Coca-Cola Company                   Common    191216100   $3,548,930    73,552   SH         Sole                             73,552
Colgate-Palmolive Company           Common    194162103   $3,116,768    47,773   SH         Sole                             47,773
Comcast Corporation                 Common    20030n200   $5,411,105    129,205  SH         Sole                             129,205
ConocoPhillips                      Common    20825C104   $313,198      4,353    SH         Sole                             4,353
Danaher Corp.                       Common    235851102   $376,688      5,200    SH         Sole                             5,200
Dell Inc                            Common    24702R101   $3,148,168    125,475  SH         Sole                             125,475
Diamonds Trust Series 1             Common    252787106   $702,668      5,648    SH         Sole                             5,648
Dreyfus Municipal Income Inc.       Common    26201r102   $92,300       10,000   SH         Sole                             10,000
Du Pont                             Common    263534109   $257,189      5,280    SH         Sole                             5,280
eBay Inc.                           Common    278642103   $243,567      8,100    SH         Sole                             8,100
Ecolab Inc                          Common    278865100   $386,234      8,545    SH         Sole                             8,545
EMC Corp/Mass                       Common    268648102   $320,549      24,284   SH         Sole                             24,284
Emerson Electric Co                 Common    291011104   $226,182      5,130    SH         Sole                             5,130
Exxon Mobil Corp.                   Common    30231g102   $4,249,551    55,455   SH         Sole                             55,455
First Data Corp.                    Common    319963104   $1,316,239    51,576   SH         Sole                             51,576
Forest Laboratories, Inc.           Common    345838106   $404,800      8,000    SH         Sole                             8,000
FPL Group, Inc.                     Common    302571104   $221,272      4,066    SH         Sole                             4,066
General Electric Company            Common    369604103   $3,214,565    86,389   SH         Sole                             86,389
Harley-Davidson, Inc.               Common    412822108   $1,984,576    28,162   SH         Sole                             28,162
Hewlett-Packard Co                  Common    428236103   $741,170      17,993   SH         Sole                             17,993
Home Depot, Inc.                    Common    437076102   $1,546,635    38,511   SH         Sole                             38,511
Hospira, Inc.                       Common    441060100   $1,060,927    31,594   SH         Sole                             31,594
Hubbell Incorporated - Cl B         Common    443510201   $325,828      7,207    SH         Sole                             7,207
IDEXX Laboratories, Inc             Common    45168d104   $288,256      3,635    SH         Sole                             3,635
Illinois Tool Works                 Common    452308109   $286,378      6,200    SH         Sole                             6,200
IMS Health Inc.                     Common    449934108   $381,477      13,882   SH         Sole                             13,882
Intel Corp                          Common    458140100   $491,339      24,263   SH         Sole                             24,263
Intl Business Machines Corp         Common    459200101   $636,081      6,547    SH         Sole                             6,547
iShares DJ Select Dividend          Common    464287168   $734,885      10,390   SH         Sole                             10,390
iShares Lehman US Treasury Fund     Common    464287176   $314,974      3,188    SH         Sole                             3,188
iShares MSCI EAFE Index Fund        Common    464287465   $2,249,611    30,724   SH         Sole                             30,724
iShares MSCI Emerging Markets Index Common    464287234   $2,587,435    22,663   SH         Sole                             22,663
iShares MSCI Japan Index Fund       Common    464286848   $1,658,875    116,740  SH         Sole                             116,740
iShares Russell 2000 Index Fund     Common    464287655   $2,550,254    32,683   SH         Sole                             32,683
iShares S&P Midcap 400              Common    464287507   $320,680      4,000    SH         Sole                             4,000
iShares S&P Midcap 400/Value        Common    464287705   $336,770      4,250    SH         Sole                             4,250
iShares S&P SmallCap 600 Index Fund Common    464287804   $536,499      8,130    SH         Sole                             8,130
J.P. Morgan Chase & Co.             Common    46625h100   $1,437,923    29,770   SH         Sole                             29,770
Johnson & Johnson                   Common    478160104   $4,690,836    71,051   SH         Sole                             71,051
Laboratory CP Amer Hldgs            Common    50540R409   $3,315,701    45,130   SH         Sole                             45,130
Lehman Brothers Holdings Inc.       Common    524908100   $210,143      2,690    SH         Sole                             2,690
Liberty Media - Interactive A       Common    53071m104   $1,000,287    46,374   SH         Sole                             46,374
Liberty Media Hold - Cap Ser A      Common    53071m302   $973,529      9,936    SH         Sole                             9,936
Lincoln Natl Corp                   Common    534187109   $216,464      3,260    SH         Sole                             3,260
Marsh & McLennan Companies, Inc.    Common    571748102   $222,162      7,246    SH         Sole                             7,246
McGraw-Hill Companies, Inc.         Common    580645109   $3,559,029    52,323   SH         Sole                             52,323
Medtronic, Inc.                     Common    585055106   $924,492      17,277   SH         Sole                             17,277
Merck & Co. Inc.                    Common    589331107   $314,836      7,221    SH         Sole                             7,221
Microsoft Corp                      Common    594918104   $3,439,364    115,183  SH         Sole                             115,183
Mohawk Industries, Inc.             Common    608190104   $2,864,144    38,260   SH         Sole                             38,260
Moody's Corporation                 Common    615369105   $3,801,191    55,041   SH         Sole                             55,041
Motorola, Inc.                      Common    620076109   $274,228      13,337   SH         Sole                             13,337
Occidental Petroleum                Common    674599105   $281,391      5,762    SH         Sole                             5,762
Oil Service HOLDRs Trust            Common    678002106   $279,320      2,000    SH         Sole                             2,000
Omnicom Group Inc Com               Common    681919106   $3,572,377    34,172   SH         Sole                             34,172
Oracle Corp.                        Common    68389X105   $275,406      16,068   SH         Sole                             16,068
Paychex, Inc.                       Common    704326107   $370,411      9,368    SH         Sole                             9,368
Pepsi Co Inc                        Common    713448108   $963,896      15,410   SH         Sole                             15,410
Pfizer Inc.                         Common    717081103   $2,720,286    105,030  SH         Sole                             105,030
PolyMedica Corporation              Common    731738100   $317,501      7,857    SH         Sole                             7,857
Praxair, Inc.                       Common    74005P104   $216,555      3,650    SH         Sole                             3,650
Procter & Gamble Co                 Common    742718109   $4,985,175    77,566   SH         Sole                             77,566
Progress Energy, Inc.               Common    743263105   $315,388      6,426    SH         Sole                             6,426
Progressive Corp Ohio Com           Common    743315103   $1,238,248    51,125   SH         Sole                             51,125
Sara Lee Corp                       Common    803111103   $202,657      11,900   SH         Sole                             11,900
Schlumberger                        Common    806857108   $209,691      3,320    SH         Sole                             3,320
SPDR Tr Unit Ser 1                  Common    78462F103   $2,453,567    17,325   SH         Sole                             17,325
Stryker Corp                        Common    863667101   $265,189      4,812    SH         Sole                             4,812
Sun Microsystems Inc.               Common    866810104   $55,718       10,280   SH         Sole                             10,280
Synovus Finl Corp Com               Common    87161C105   $1,523,310    49,410   SH         Sole                             49,410
Sysco Corp                          Common    871829107   $4,938,551    134,345  SH         Sole                             134,345
Time Warner, Inc.                   Common    887317105   $324,674      14,907   SH         Sole                             14,907
Tyco Intl Ltd New Com               Common    902124106   $890,425      29,290   SH         Sole                             29,290
United Technologies Corp            Common    913017109   $3,868,257    61,872   SH         Sole                             61,872
UnitedHealth Group Inc              Common    91324P102   $348,708      6,490    SH         Sole                             6,490
US Bancorp                          Common    902973304   $430,480      11,895   SH         Sole                             11,895
Verizon Communications              Common    92343v104   $276,774      7,432    SH         Sole                             7,432
Walgreen Co                         Common    931422109   $452,017      9,850    SH         Sole                             9,850
Wal-Mart Stores                     Common    931142103   $4,359,837    94,409   SH         Sole                             94,409
Walt Disney Co.                     Common    254687106   $1,252,843    36,558   SH         Sole                             36,558
Washington Mut Inc Com              Common    939322103   $3,266,000    71,796   SH         Sole                             71,796
Wellpoint Health Networks           Common    94973V107   $1,742,826    22,148   SH         Sole                             22,148
Wells Fargo & Co.                   Common    949746101   $4,598,433    129,314  SH         Sole                             129,314
Western Union Company               Common    959802109   $1,156,315    51,575   SH         Sole                             51,575
Whole Foods Market Inc.             Common    966837106   $671,568      14,310   SH         Sole                             14,310
Wyeth                               Common    983024100   $419,377      8,236    SH         Sole                             8,236
Yum! Brands, Inc.                   Common    988498101   $1,514,982    25,765   SH         Sole                             25,765
